Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 588,878
Between 1 and 2 years	567,086
Between 2 and 3 years	527,314
Between 3 and 4 years	445,176
Between 4 and 5 years	342,927
Thereafter	970,329
Total	¥ 3,441,710	¥ 3,799,826